Summary of Significant Accounting Policies - Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents (Detail) - Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] - Concentration Risk by Bank [Member]
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank A [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	43.00%	42.00%
Bank B [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage		26.00%
Bank C [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	17.00%	11.00%
Bank D [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	11.00%